Document And Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	JNL INVESTORS SERIES TRUST
Entity Central Index Key	0001121257
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 25, 2019
Document Effective Date	Apr. 29, 2019
Prospectus Date	Apr. 29, 2019